UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
PREMIUM MONEY MARKET TRUST

CITI PREMIUM U.S. TREASURY
RESERVES

FORM N-Q
NOVEMBER 30, 2008

Notes to Schedule of Investments (unaudited)
Investments in U.S. Treasury Reserves Portfolio, at value $397,596,209

1. Organization and Significant Accounting Policies

CitiSM Premium U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.9% at November 30, 2008) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

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U.S. Treasury Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2008

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.4%
U.S. Treasury Obligations — 100.4%
U.S. Treasury Notes — 2.2%
	U.S. Treasury Notes:
$28,000,000	3.375% due 12/15/08	$28,032,981
698,000,000	4.750% due 12/31/08	700,494,605
187,000,000	3.875% due 5/15/09	189,805,000
50,000,000	4.625% due 7/31/09	51,045,423
	Total U.S. Treasury Notes
	(Cost — $969,378,009)	969,378,009
U.S. Treasury Bills — 98.2%
2,814,360,000	0.320% - 1.964% due 12/4/08 (a)	2,814,126,992
2,363,000,000	0.651% - 2.066% due 12/11/08 (a)	2,362,416,611
5,320,256,000	0.083% - 1.736% due 12/18/08 (a)	5,319,125,099
3,299,631,000	0.050% - 1.193% due 12/26/08 (a)	3,297,855,175
6,743,827,000	0.320% - 2.153% due 1/2/09 (a)	6,739,952,871
3,365,222,000	0.330% - 2.077% due 1/8/09 (a)	3,361,054,762
2,191,180,000	0.150% - 1.969% due 1/15/09 (a)	2,188,625,328
4,387,673,000	0.150% - 1.934% due 1/22/09 (a)	4,383,772,210
3,453,974,000	0.902% - 1.893% due 1/29/09 (a)	3,447,510,596
1,671,959,000	0.531% - 1.934% due 2/5/09 (a)	1,669,899,595
350,000,000	0.430% - 2.036% due 2/12/09 (a)	349,212,716
475,000,000	0.250% - 1.995% due 2/19/09 (a)	473,886,112
175,000,000	1.744% - 1.939% due 2/26/09 (a)	174,222,437
225,000,000	1.867% - 1.903% due 3/5/09 (a)	223,899,417
200,000,000	1.308% due 3/12/09 (a)	199,270,555
150,000,000	1.542% due 3/19/09 (a)	149,311,500
250,000,000	1.806% due 3/26/09 (a)	248,570,487
500,000,000	1.206% due 4/2/09 (a)	497,966,668
150,000,000	1.096% due 4/9/09 (a)	149,414,124
486,000,000	1.360% due 4/29/09 (a)	483,284,475
290,000,000	1.400% due 4/30/09 (a)	288,320,417
250,000,000	0.995% due 5/14/09 (a)	248,872,500
1,715,009,000	0.753% - 0.995% due 5/15/09 (a)	1,708,020,990
500,000,000	0.844% - 0.934% due 5/21/09 (a)	497,898,123
93,700,000	0.491% due 5/28/09 (a)	93,472,986
390,000,000	1.616% - 2.448% due 6/4/09 (a)	386,461,233
500,000,000	1.363% due 6/24/09 (a)	496,156,250
75,000,000	1.342% - 2.350% due 7/2/09 (a)	74,267,073
525,000,000	0.774% - 2.355% due 7/30/09 (a)	521,475,376
100,000,000	1.958% due 9/24/09 (a)	98,416,000
100,000,000	0.989% due 10/22/09 (a)	99,115,278
23,000,000	1.051% due 11/19/09 (a)	22,765,451
	Total U.S. Treasury Bills
	(Cost — $43,068,619,407)	43,068,619,407
	TOTAL INVESTMENTS — 100.4% (Cost — $44,037,997,416#)	44,037,997,416
	Liabilities in Excess of Other Assets — (0.4)%	(174,355,155)
	TOTAL NET ASSETS — 100.0%	$43,863,642,261

(a) Rate shown represents yield-to-maturity.
# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no-load, diversified investment series of Master Portfolio Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At November 30, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
	November 30,	Quoted Prices	Observable Inputs	Inputs
	2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$44,037,997,416	—	$44,037,997,416	—

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:January 23, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:January 23, 2009